Schedule of Investments (unaudited)	iShares® iBonds® 2030 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Lamar Media Corp., 4.00%, 02/15/30 (Call 02/15/25)	$50	$45,738
Outfront Media Capital LLC/Outfront Media Capital
Corp., 4.63%, 03/15/30 (Call 03/15/25)(a)(b)	45	39,748
		85,486
Aerospace & Defense — 2.3%
Bombardier Inc., 8.75%, 11/15/30 (Call 11/15/26)(a)(b)	70	73,593
Spirit AeroSystems Inc., 9.75%, 11/15/30
(Call 11/15/26)(a)	114	119,582
TransDigm Inc., 6.88%, 12/15/30 (Call 08/18/26)(a)	135	138,709
		331,884
Agriculture — 0.7%
Darling Ingredients Inc., 6.00%, 06/15/30
(Call 06/15/25)(a)(b)	95	94,409

Airlines — 0.5%
VistaJet Malta Finance PLC/Vista Management
Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(a)	95	68,729

Auto Parts & Equipment — 0.7%
Dana Inc., 4.25%, 09/01/30 (Call 05/01/26)	40	34,953
ZF North America Capital Inc., 7.13%, 04/14/30
(Call 02/14/30)(a)	60	63,279
		98,232
Banks — 0.3%
Freedom Mortgage Corp., 12.25%, 10/01/30
(Call 10/01/26)(a)	45	50,149
Building Materials — 3.9%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	40	37,174
Builders FirstSource Inc., 5.00%, 03/01/30
(Call 03/01/25)(a)	50	47,900
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30
(Call 06/15/26)(a)	215	217,131
Masonite International Corp., 3.50%, 02/15/30
(Call 08/15/29)(a)	35	30,282
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
02/01/30 (Call 02/01/25)(a)(b)	45	40,962
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%,
04/15/30 (Call 04/15/25)(a)	55	53,390
Standard Industries Inc./NJ, 4.38%, 07/15/30
(Call 07/15/25)(a)	150	136,311
		563,150
Chemicals — 2.1%
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(a)	70	71,874
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%,
01/27/30 (Call 01/27/25)(a)	35	32,033
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	50	47,377
SNF Group SACA, 3.38%, 03/15/30 (Call 03/15/25)(a)	35	30,015
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	55	54,663
Vibrantz Technologies Inc., 9.00%, 02/15/30
(Call 02/15/25)(a)	70	58,250
		294,212
Commercial Services — 2.4%
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(a)	45	44,404
Service Corp. International/U.S., 3.38%, 08/15/30
(Call 08/15/25)	80	69,728
United Rentals North America Inc.
4.00%, 07/15/30 (Call 07/15/25)(b)	70	64,030

Security	Par (000)	Value

Commercial Services (continued)
5.25%, 01/15/30 (Call 01/15/25)	$70	$68,771
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	45	47,019
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	50	44,562
		338,514
Computers — 1.5%
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)	192	173,946
NCR Voyix Corp., 5.25%, 10/01/30 (Call 10/01/25)(a)	43	39,438
		213,384
Cosmetics & Personal Care — 0.5%
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 6.63%, 07/15/30
(Call 07/16/26)(a)	70	71,528

Distribution & Wholesale — 1.0%
Verde Purchaser LLC, 10.50%, 11/30/30
(Call 11/30/26)(a)	65	67,104
Windsor Holdings III LLC, 8.50%, 06/15/30
(Call 06/15/26)(a)(b)	75	77,266
		144,370
Diversified Financial Services — 2.9%
Aretec Group Inc., 10.00%, 08/15/30 (Call 08/15/26)(a)	65	70,566
Burford Capital Global Finance LLC, 6.88%, 04/15/30
(Call 04/15/25)(a)	35	34,075
Midcap Financial Issuer Trust, 5.63%, 01/15/30
(Call 01/15/25)(a)	40	34,347
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30
(Call 12/15/25)(a)	60	54,025
Navient Corp., 9.38%, 07/25/30 (Call 10/25/29)	45	46,928
NFP Corp., 7.50%, 10/01/30 (Call 10/01/25)(a)	35	36,918
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	80	67,629
7.88%, 03/15/30 (Call 12/15/26)	70	71,115
		415,603
Electric — 2.1%
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	57	49,670
Series B, 2.25%, 09/01/30 (Call 06/01/30)	45	37,821
PG&E Corp., 5.25%, 07/01/30 (Call 06/15/25)(b)	95	90,886
Talen Energy Supply LLC, 8.63%, 06/01/30
(Call 06/01/26)(a)	115	122,053
		300,430
Electronics — 0.6%
Sensata Technologies BV, 5.88%, 09/01/30
(Call 09/01/25)(a)	50	49,310
Sensata Technologies Inc., 4.38%, 02/15/30
(Call 11/15/29)(a)	43	39,643
		88,953
Energy - Alternate Sources — 0.4%
TerraForm Power Operating LLC, 4.75%, 01/15/30
(Call 01/15/25)(a)	66	61,020

Engineering & Construction — 0.9%
Brand Industrial Services Inc., 10.38%, 08/01/30
(Call 08/01/26)	125	132,071

Entertainment — 3.5%
Caesars Entertainment Inc., 7.00%, 02/15/30
(Call 02/15/26)(a)	190	195,704
Churchill Downs Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	115	111,264

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2030 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Ontario Gaming GTA LP, 8.00%, 08/01/30
(Call 08/01/25)(a)	$38	$39,615
Resorts World Las Vegas LLC/RWLV Capital Inc.,
8.45%, 07/27/30 (Call 05/27/30)(a)	40	41,806
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)	75	71,069
WMG Acquisition Corp., 3.88%, 07/15/30
(Call 07/15/25)(a)(b)	50	44,573
		504,031
Environmental Control — 0.2%
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	40	34,065

Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.88%, 02/15/30
(Call 02/15/25)(a)	95	90,945
Lamb Weston Holdings Inc., 4.13%, 01/31/30
(Call 01/31/25)(a)	90	82,146
Post Holdings Inc., 4.63%, 04/15/30 (Call 04/15/25)(a)	132	121,409
U.S. Foods Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	45	41,933
		336,433
Health Care - Products — 0.5%
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)	45	36,817
Garden Spinco Corp., 8.63%, 07/20/30
(Call 07/20/27)(a)	35	37,457
		74,274
Health Care - Services — 9.5%
Catalent Pharma Solutions Inc., 3.50%, 04/01/30
(Call 04/01/25)(a)	61	53,602
CHS/Community Health Systems Inc.
5.25%, 05/15/30 (Call 05/15/25)(a)	145	120,364
6.13%, 04/01/30 (Call 04/01/25)(a)	115	75,854
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	260	229,980
Encompass Health Corp., 4.75%, 02/01/30
(Call 02/01/25)	77	72,298
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)	55	55,909
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(a)	50	50,984
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)	75	77,517
11.00%, 10/15/30 (Call 10/15/26)(a)	104	110,657
Molina Healthcare Inc., 3.88%, 11/15/30
(Call 08/17/30)(a)	62	54,466
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(a)	40	35,865
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)	95	99,857
Tenet Healthcare Corp.
4.38%, 01/15/30 (Call 12/01/24)	137	126,649
6.13%, 06/15/30 (Call 06/15/25)	190	190,025
		1,354,027
Home Builders — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(a)	40	36,195
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 4.88%, 02/15/30
(Call 02/15/25)(a)	45	40,166
KB Home, 7.25%, 07/15/30 (Call 07/15/25)	35	36,137
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	28	25,056
Mattamy Group Corp., 4.63%, 03/01/30
(Call 03/01/25)(a)	57	51,919

Security	Par (000)	Value

Home Builders (continued)
Taylor Morrison Communities Inc., 5.13%, 08/01/30
(Call 02/01/30)(a)	$45	$42,980
		232,453
Household Products & Wares — 0.5%
Central Garden & Pet Co., 4.13%, 10/15/30
(Call 10/15/25)(b)	45	40,278
Spectrum Brands Inc., 5.50%, 07/15/30
(Call 07/15/25)(a)	28	27,474
		67,752
Insurance — 3.5%
Constellation Insurance Inc., 6.80%, 01/24/30
(Call 10/24/29)(a)	40	39,654
HUB International Ltd., 7.25%, 06/15/30
(Call 06/15/26)(a)	310	318,638
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(a)	70	72,634
10.50%, 12/15/30 (Call 12/15/25)(a)	30	31,614
Ryan Specialty Group LLC, 4.38%, 02/01/30
(Call 02/01/25)(a)	40	37,290
		499,830
Internet — 1.0%
Gen Digital Inc., 7.13%, 09/30/30 (Call 09/30/25)(a)(b)	55	57,024
Match Group Holdings II LLC, 4.13%, 08/01/30
(Call 05/01/25)(a)	45	40,319
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	45	41,166
		138,509
Iron & Steel — 1.6%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)	40	41,224
Carpenter Technology Corp., 7.63%, 03/15/30
(Call 03/15/25)	30	31,002
Cleveland-Cliffs Inc., 6.75%, 04/15/30
(Call 04/15/26)(a)(b)	70	70,588
Commercial Metals Co., 4.13%, 01/15/30
(Call 01/15/25)	30	27,347
Mineral Resources Ltd., 8.50%, 05/01/30
(Call 05/01/25)(a)	60	62,015
		232,176
Leisure Time — 1.2%
Carnival Corp., 10.50%, 06/01/30 (Call 06/01/25)(a)(b)	95	104,071
Royal Caribbean Cruises Ltd., 7.25%, 01/15/30
(Call 12/15/25)(a)	65	67,739
		171,810
Lodging — 0.9%
Hilton Domestic Operating Co. Inc., 4.88%, 01/15/30
(Call 01/15/25)	95	91,607
Travel + Leisure Co., 4.63%, 03/01/30 (Call 12/01/29)(a)	35	31,504
		123,111
Machinery — 1.3%
Chart Industries Inc., 7.50%, 01/01/30 (Call 01/01/26)(a)	140	144,071
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)	45	44,317
		188,388
Manufacturing — 0.3%
Amsted Industries Inc., 4.63%, 05/15/30
(Call 05/15/25)(a)	40	36,234
Media — 8.8%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	62	50,036
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30 (Call 02/15/25)(a)	230	199,679

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2030 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.75%, 03/01/30 (Call 09/01/24)(a)	$255	$226,567
CSC Holdings LLC, 4.13%, 12/01/30 (Call 12/01/25)(a)	105	76,069
Directv Financing LLC, 8.88%, 02/01/30
(Call 02/01/26)(a)	70	71,410
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(a)	75	58,703
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	70	54,079
5.50%, 03/01/30 (Call 12/01/24)(a)	45	34,655
Sirius XM Radio Inc., 4.13%, 07/01/30
(Call 07/01/25)(a)(b)	142	124,247
Univision Communications Inc., 7.38%, 06/30/30
(Call 06/30/25)(a)	85	83,326
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)	90	80,011
Virgin Media Secured Finance PLC, 4.50%, 08/15/30
(Call 08/15/25)(a)	90	80,384
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(a)	45	37,891
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	95	84,949
		1,262,006
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 6.38%, 06/15/30
(Call 07/15/25)(a)	45	45,338
Mining — 1.9%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(Call 10/01/26)(a)	67	70,089
FMG Resources August Pty. Ltd., 5.88%, 04/15/30
(Call 01/15/30)(a)	65	64,346
Novelis Corp., 4.75%, 01/30/30 (Call 01/30/25)(a)	150	139,159
		273,594
Oil & Gas — 9.2%
Antero Resources Corp., 5.38%, 03/01/30
(Call 03/01/25)(a)	55	52,473
Baytex Energy Corp., 8.50%, 04/30/30 (Call 04/30/26)(a)	75	77,822
Callon Petroleum Co., 7.50%, 06/15/30
(Call 06/15/25)(a)	55	57,939
Civitas Resources Inc., 8.63%, 11/01/30
(Call 11/01/26)(a)	95	101,527
Comstock Resources Inc., 5.88%, 01/15/30
(Call 01/15/25)(a)	90	77,987
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/01/30 (Call 10/01/26)(a)	50	51,401
FORESEA Holding SA, 7.50%, 06/15/30
(Call 06/07/25)(a)	30	27,792
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%,
04/15/30 (Call 04/15/25)(a)	45	43,686
Nabors Industries Inc., 9.13%, 01/31/30
(Call 05/31/26)(a)	60	61,161
Noble Finance II LLC, 8.00%, 04/15/30
(Call 04/15/26)(a)	55	57,130
Parkland Corp., 4.63%, 05/01/30 (Call 05/01/25)(a)	77	70,856
PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
09/15/30 (Call 09/15/26)(a)	45	46,616
Range Resources Corp., 4.75%, 02/15/30
(Call 02/15/25)(a)	45	41,882
Seadrill Finance Ltd., 8.38%, 08/01/30 (Call 08/01/26)(a)	55	57,025
Southwestern Energy Co., 5.38%, 03/15/30
(Call 03/15/25)	115	111,322
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30
(Call 04/30/25)	75	69,419
Transocean Inc., 8.75%, 02/15/30 (Call 02/15/26)(a)	105	109,251

Security	Par (000)	Value

Oil & Gas (continued)
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	$105	$107,515
Vermilion Energy Inc., 6.88%, 05/01/30
(Call 05/01/25)(a)	40	38,696
Vital Energy Inc., 9.75%, 10/15/30 (Call 10/15/26)	45	47,803
		1,309,303
Oil & Gas Services — 1.1%
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(a)	150	153,458

Packaging & Containers — 2.2%
Ball Corp., 2.88%, 08/15/30 (Call 05/15/30)	123	105,155
Clydesdale Acquisition Holdings Inc., 8.75%, 04/15/30
(Call 04/15/25)(a)	105	99,773
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	45	43,577
Graphic Packaging International LLC, 3.75%, 02/01/30
(Call 08/01/29)(a)	40	35,856
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(a)	40	37,031
		321,392
Pharmaceuticals — 1.7%
AdaptHealth LLC, 5.13%, 03/01/30 (Call 03/01/25)(a)(b)	55	43,180
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	80	82,242
Owens & Minor Inc., 6.63%, 04/01/30
(Call 04/01/25)(a)(b)	50	47,658
Perrigo Finance Unlimited Co., 4.65%, 06/15/30
(Call 03/15/30)	75	68,896
		241,976
Pipelines — 4.3%
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(a)	40	34,910
EnLink Midstream LLC, 6.50%, 09/01/30
(Call 03/01/30)(a)	95	97,291
EQM Midstream Partners LP, 7.50%, 06/01/30
(Call 12/01/29)(a)	45	48,264
Genesis Energy LP/Genesis Energy Finance Corp.,
8.88%, 04/15/30 (Call 04/15/26)	45	47,067
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	72	66,403
5.50%, 10/15/30 (Call 10/15/25)(a)	40	39,057
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)	95	93,339
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	55	55,283
Rockies Express Pipeline LLC, 4.80%, 05/15/30
(Call 02/15/30)(a)	35	32,826
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30
(Call 10/15/29)(a)	95	95,193
		609,633
Real Estate — 1.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer
Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	61	54,950
Greystar Real Estate Partners LLC, 7.75%, 09/01/30
(Call 09/01/26)(a)	38	40,465
Kennedy-Wilson Inc., 4.75%, 02/01/30 (Call 09/01/24)	57	46,222
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%,
04/15/30 (Call 04/15/25)(a)	44	31,057
		172,694
Real Estate Investment Trusts — 1.8%
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%,
09/15/30(a)(b)	35	28,911
Hudson Pacific Properties LP, 3.25%, 01/15/30
(Call 10/15/29)	40	31,903

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2030 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc., 5.25%, 07/15/30 (Call 07/15/25)(a)	$125	$117,895
Service Properties Trust, 4.38%, 02/15/30
(Call 08/15/29)	40	31,022
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)	65	43,028
		252,759
Retail — 6.0%
1011778 BC ULC/New Red Finance Inc., 4.00%,
10/15/30 (Call 10/15/25)(a)	275	245,695
Advance Auto Parts Inc., 3.90%, 04/15/30
(Call 01/15/30)	45	40,193
Asbury Automotive Group Inc., 4.75%, 03/01/30
(Call 03/01/25)	40	37,023
Bath & Body Works Inc., 6.63%, 10/01/30
(Call 10/01/25)(a)	95	96,275
Beacon Roofing Supply Inc., 6.50%, 08/01/30
(Call 08/01/26)(a)	55	55,827
Brinker International Inc., 8.25%, 07/15/30
(Call 06/27/26)(a)	35	36,621
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	118	106,075
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	50	47,715
Macy's Retail Holdings LLC, 5.88%, 03/15/30
(Call 03/15/25)(a)	40	37,928
Nordstrom Inc., 4.38%, 04/01/30 (Call 01/01/30)	45	39,374
Walgreens Boots Alliance Inc., 3.20%, 04/15/30
(Call 01/15/30)	45	39,592
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	75	72,044
		854,362
Semiconductors — 0.6%
Entegris Inc., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	85	83,925

Software — 3.0%
AthenaHealth Group Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)	220	196,829
Capstone Borrower Inc., 8.00%, 06/15/30
(Call 06/15/26)(a)(b)	38	39,441
Open Text Holdings Inc., 4.13%, 02/15/30
(Call 02/15/25)(a)	85	76,938
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	38	39,067
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	95	83,423
		435,698
Telecommunications — 4.0%
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)	40	36,842

Security	Par (000)	Value

Telecommunications (continued)
Frontier Communications Holdings LLC
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	$95	$80,542
8.75%, 05/15/30 (Call 05/15/25)(a)	115	117,779
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)	285	269,537
Level 3 Financing Inc., 10.50%, 05/15/30	65	64,780
		569,480
Transportation — 0.6%
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)	80	79,438

Trucking & Leasing — 0.3%
Fortress Transportation & Infrastructure Investors LLC,
7.88%, 12/01/30 (Call 12/01/26)(a)	45	47,519

Total Long-Term Investments — 98.3%
(Cost: $13,563,265)		14,057,792

	Shares

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.51%(c)(d)(e)	1,136,685	1,137,367
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(c)(d)	70,000	70,000

Total Short-Term Securities — 8.4%
(Cost: $1,207,223)		1,207,367

Total Investments — 106.7%
(Cost: $14,770,488)		15,265,159

Liabilities in Excess of Other Assets — (6.7)%		(960,993)

Net Assets — 100.0%		$14,304,166

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2030 Term High Yield and Income ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,064,051	$73,097	(a)	$—	$122	$97	$1,137,367	1,136,685	$1,448	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	50,000	(a)	—	—	—	70,000	70,000	746		—
					$122	$97	$1,207,367		$2,194		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,057,792	$—	$14,057,792
Short-Term Securities
Money Market Funds	1,207,367	—	—	1,207,367
	$1,207,367	$14,057,792	$—	$15,265,159